Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 1,166
2023	251
Total	$ 1,417	$ 2,000